Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2019
Temporary Equity Disclosure [Abstract]
Summary of Issuances of Convertible and Redeemable Convertible Preferred Shares Outstanding
The following table summarizes the issuances of the convertible and redeemable convertible preferred shares outstanding as of December 31, 2019:

Name	Issuance Date	Original Issuance Price per Share	Number of Shares
Series Seed 1 preferred shares	March 23, 2015	$0.1670	7,281,000
Series Seed 2 preferred shares	March 23, 2015	$0.0560	7,281,000
Series Seed 3 preferred shares	March 23, 2015	$0.2792	1,456,200
Series A preferred shares	March 23, 2015	$1.0038	6,375,657
Series A preferred shares	August 19, 2015	$1.0038	1,743,375
Series B preferred shares	August 21, 2015	$3.6339	9,218,756
Series B preferred shares	November 20, 2015	$3.6339	1,651,121
Series B preferred shares	February 23, 2016	$3.6339	302,414
Series C preferred shares	December 27, 2016	$5.8853	1,699,139
Series C preferred shares	June 5, 2017	$5.8853	517,691
Series C preferred shares	September 20, 2017	$5.8853	342,351
Series C preferred shares	February 11, 2019	$5.8853	1,189,397

Summary of movement in the carrying value of the preferred shares
The movement in the carrying value of the Preferred Shares is as follows:

Mezzanine equity	Series Seed preferred shares	Series A preferred shares	Series B preferred shares	Series C preferred shares	Total
	RMB	RMB	RMB	RMB	RMB	US$
Balance as of January 1, 2019	21,651	76,166	376,359	130,565	604,741	86,866
Issuance	—	—	—	46,693	46,693	6,707
Accretion to redemption value	—	3,039	14,605	9,604	27,248	3,914

Balance as of December 12, 2019	21,651	79,205	390,964	186,862	678,682	97,487

Conversion of Preferred Shares to ordinary shares (Note 17)	(21,651)	(79,205)	(390,964)	(186,862)	(678,682)	(97,487)

Balance as of December 31, 2019	—	—	—	—	—	—

Balance as of December 31, 2019 (US$)	—	—	—	—	—	—